Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Mount Lucas U.S. Focused Equity Fund (the "Fund") is to

seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mount Lucas U.S. Focused Equity Fund	Class I Shares	Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mount Lucas U.S. Focused Equity Fund		Class I Shares	Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.64%	2.89%	[1]
Total Annual Fund Operating Expenses	[2]	3.39%	3.64%
Fee Waivers and Reimbursements	[2]	(2.44%)	(2.44%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated

and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Mount Lucas U.S. Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	97	814	1,554	3,511
Class II Shares	122	888	1,675	3,738

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

120.20% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities.  The Fund will invest at least 80% of its assets in U.S.

common stocks and equity securities.  The Fund's sub-adviser, Mount Lucas

Management LP (the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and

ranks stocks within the S&P 500® Index.   The Sub-Adviser's approach is purely

quantitative.  The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria.  Price momentum is calculated as the percentage change in the price of a stock between two dates.

These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment,

investments in large value companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities,

typically 20 to 40 stocks.  Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place,

performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts ("IRAs")  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Returns for the years ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 3.24%

Best Quarter

June 30, 2009      26.55%

Worst Quarter

December 31, 2008 (24.89)%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Mount Lucas U.S. Focused Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	24.49%	(2.76%)	Oct. 01, 2007	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	24.38%	(3.06%)	Oct. 01, 2007	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	16.07%	(2.45%)	Oct. 01, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	(4.04%)	Oct. 01, 2007	[1]
[1]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.